Fees Summary	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 236,610,000.00
Total Fee Amount	32,675.84
Total Offset Amount	0.00
Net Fee	$ 32,675.84
Offering Table N/A
Offset Table N/A	N/A